COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities
Accounts payable		$ 102	$ 1,056
Accrued billing fees		1,490	2,464
Accrued salaries and benefits		1,163	541
Other accrued liabilities		116	304
Accounts payable and accrued liabilities	$ 2,069	$ 2,871	$ 4,365